UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21457

BlackRock Bond Allocation Target Shares

(Exact name of registrant as specified in charter)

100 Bellevue Parkway Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
               BOND ALLOCATION TARGET SHARES - SERIES S PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        PAR/SHARES
                                             MATURITY     (000)         VALUE
                                             --------   ----------   -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.0%
  Federal Home Loan Mortgage Corp.
    Notes
    5.25%                                    01/15/06   $      100   $   102,143
  Federal Home Loan Mortgage Corp.
    Unsecured Notes
    1.88%                                    02/15/06          300       296,188
                                                                     ===========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $398,527)                                                        398,331
                                                                     -----------
MORTGAGE PASS-THROUGHS - 20.5%
  Federal Home Loan Mortgage Corp.
    ARM
    3.54%(b)                                 05/01/34          386       381,017
    3.58%(b)                                 07/01/34          368       366,911
  Federal National Mortgage
    Association ARM
    4.85%                                    07/01/34          191       194,234
    4.84%(b)                                 11/01/34          394       399,209
  Government National Mortgage
    Association ARM
    5.00%                                    10/20/34          691       701,941
                                                                     ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $2,051,841)                                                    2,043,312
                                                                     -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 8.2%
  Bear Stearns Alternative Loan Trust,
    Series 04-13, Class A1
    2.79%(b)                                 11/25/34          115       115,001
  Federal Home Loan Mortgage Corp.
    Stated Final, Series SF5, Class GB
    1.77%                                    12/15/07          400       393,395
  Federal National Mortgage
    Association Series 2877, Class PA
    5.50%                                    12/31/39          298       307,261
                                                                     ===========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $819,300)                                                        815,657
                                                                     -----------
ASSET BACKED SECURITIES - 48.3%
  Bank of America Funding Corp.,
    Series 04-C, Class A1
    2.54%                                    11/25/34          109       108,859
  Capital Auto Receivables Asset Trust,
    Series 02-2, Class A4
    4.50%                                    10/15/07          169       170,062
  Capital Auto Receivables Asset Trust,
    Series 02-3, Class A3
    3.58%                                    10/16/06          346       347,782
  Capital Auto Receivables Asset Trust,
    Series 02-4, Class A4
    2.64%                                    03/17/08          125       124,482
  Capital Auto Receivables Asset Trust,
    Series 04-2, Class A2
    3.35%                                    02/15/08          100        99,828
  Chase Manhattan Auto Owner Trust,
    Series 01-B, Class A4
    3.80%                                    05/15/08          289       290,251
  Citibank Credit Card Issuance Trust,
    Series 02, Class A1
    4.95%                                    02/09/09          300       309,181
  Citibank Credit Card Master Trust
    Series 99-5, Class A
    6.10%                                    05/15/08          350       363,227

                                                        PAR/SHARES
                                             MATURITY     (000)         VALUE
                                             --------   ----------   -----------
ASSET BACKED SECURITIES (Continued)
  Daimer Chrysler Auto Trust, Series
    02-B, Class A4
    3.53%                                    12/06/07   $      200   $   200,529
  Daimler Chrysler Auto Trust Series
    02, Class C4
    3.09%                                    01/08/08          350       349,545
  Daimler Chrysler Auto Trust Series
    03-B, Class A2
    1.61%                                    07/10/06          231       230,910
  Government National Mortgage
    Association ARM
    2.68%(b)                                 12/25/34          100       100,969
  Honda Auto Receivables Owner
    Trust, Series 03-2, Class A3
    1.69%                                    02/21/07          343       340,225
  MBNA Credit Card Master Note
    Trust, Series 04-A4, Class A4
    2.70%                                    09/15/09          350       343,930
  MBNA Credit Card Master Notes
    Trust Series 01-A1, Class A1
    5.75%                                    10/15/08          350       361,793
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A4
    2.70%                                    12/17/07          350       347,181
  Standard Credit Card Master Trust I,
    Series 94-2, Class A
    7.25%                                    04/07/08          350       367,414
  USAA Auto Owner Trust, Series 04-2,
    Class A3
    3.03%                                    06/16/08          350       347,585
                                                                     ===========
TOTAL ASSET BACKED SECURITIES
  (Cost $4,830,478)                                                    4,803,753
                                                                     -----------
CORPORATE BONDS - 15.2%
Banks - 3.1%
  Wells Fargo & Co., Senior Unsecured
    Notes
    5.12%                                    02/15/07          300       310,341
                                                                     -----------
Finance - 12.1%
  ASIF Global Finance, Unsecured
    Notes
    3.90%                                    10/22/08          300       299,940
  Citigroup, Inc., Senior Unsecured
    Notes
    3.50%                                    02/01/08          300       298,917
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%                                    07/16/07          300       299,253
  Household Finance Corp., Unsecured
    Notes
    4.12%                                    12/15/08          300       301,194
                                                                     ===========
                                                                       1,199,304
                                                                     -----------
TOTAL CORPORATE BONDS
  (Cost $1,521,485)                                                    1,509,645
                                                                     -----------

SHORT TERM INVESTMENTS - 3.4%
  U.S. Treasury Bills
    1.89%                                    01/13/05          300       299,843
  Galileo Money Market Fund                                     43        42,520
                                                                     ===========
TOTAL SHORT TERM INVESTMENTS
  (Cost $342,363)                                                        342,363
                                                                     -----------

                                                                               1

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
         BOND ALLOCATION TARGET SHARES - SERIES S PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                 VALUE
                             ------------
TOTAL INVESTMENTS IN
SECURITIES -  99.6%
  (Cost $9,963,994(a))       $  9,913,061
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.4%               35,577
                             ------------
NET ASSETS - 100.0%          $  9,948,638
                             ============

(a)  Cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                               $   2,697
      Gross unrealized depreciation                                 (53,630)
                                                                  ---------
                                                                  $ (50,933)
                                                                  =========

(b)  Rates shown are the rates as of December 31, 2004.

2

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
               BOND ALLOCATION TARGET SHARES - SERIES C PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        PAR/SHARES
                                             MATURITY     (000)         VALUE
                                             --------   ----------   -----------
CORPORATE BONDS - 78.4%
Aerospace - 2.3%
  Lockheed Martin Corp., Senior
    Debentures
    8.50%                                    12/01/29   $       85   $   115,533
  Northrop Grumman Corp., Senior
    Debentures
    7.75%                                    02/15/31           50        64,015
  Raytheon Co.
    5.38%                                    04/01/13           50        52,088
                                                                     ===========
                                                                         231,636
                                                                     -----------
Banks - 12.0%
  Bank of America Corp., Subordinated
    Notes
    7.40%                                    01/15/11          165       191,133
  Bank One N.A., Senior Unsecured
    Notes
    3.70%                                    01/15/08          125       125,196
  FleetBoston Financial Corp., Senior
    Unsecured Notes
    4.20%                                    11/30/07           80        81,191
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.25%                                    05/30/07          300       311,878
  J.P. Morgan Chase & Co.,
    Subordinated Notes
    5.75%                                    01/02/13           35        37,088
  State Street Corp.
    7.65%                                    06/15/10           50        58,706
  U.S. Central Credit Union, Unsecured
    Notes
    2.75%                                    05/30/08           50        48,432
  Wachovia Corp., Subordinated Notes
    5.25%                                    08/01/14           60        61,494
  Wells Fargo & Co., Subordinated
    Notes
    6.25%                                    04/15/08          270       290,441
                                                                     ===========
                                                                       1,205,559
                                                                     -----------
Beverages & Bottling - 0.5%
  Cadbury Schweppes PLC,
    Unsecured Notes
    3.88%                                    10/01/08           50        49,810
                                                                     -----------
Chemicals - 0.5%
  E.I. DuPont de Nemours, Debentures
    6.50%                                    01/15/28           40        46,048
                                                                     -----------
Electronics - 1.5%
  BellSouth Cap Funding
    7.75%                                    02/15/10          130       150,601
                                                                     -----------
Energy & Utilities - 5.2%
  Dominion Resources Inc.
    8.12%                                    06/15/10           65        76,507
  Duke Energy Co.
    4.50%                                    04/01/10           50        50,590
  FirstEnergy Corp., Senior Unsecured
    Notes
    7.38%                                    11/15/31           25        28,538
  Florida Power & Light
    6.00%                                    06/01/08           60        64,025
    5.85%                                    02/01/33           70        73,645
  Kiowa Power Partners LLC
    4.81%                                    12/30/13           25        25,067

                                                        PAR/SHARES
                                             MATURITY     (000)         VALUE
                                             --------   ----------   -----------
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
  Metropolitan Edison Co.
    4.95%                                    03/15/13   $       15   $    15,002
  Noble Energy, Inc.
    5.25%                                    04/15/14           25        25,272
  Oncor Electric Delivery
    6.38%(b)                                 01/15/15           15        16,527
  Progress Energy, Inc., Senior
    Unsecured Notes
    7.75%                                    03/01/31           75        89,754
    7.00%                                    10/30/31           50        55,375
                                                                     ===========
                                                                         520,302
                                                                     -----------
Entertainment & Leisure - 1.0%
  Time Warner Cos., Inc., Senior
    Debentures
    7.57%                                    02/01/24           70        82,345
  Turner Broadcasting Corp., Senior
    Notes
    8.38%                                    07/01/13           25        30,804
                                                                     ===========
                                                                         113,149
                                                                     -----------
Finance - 24.2%
  Allstate Life Global Financial Trust
    4.50%                                    05/29/09           25        25,459
  American Express
    4.75%                                    06/17/09           75        77,316
  Associates Corp. N.A.
    6.95%                                    11/01/18           40        46,305
  The Bear Stearns Cos., Inc.,
    Unsecured Notes
    4.00%                                    01/31/08           75        75,558
  Boeing Capital Corp.
    6.50%                                    02/15/12           25        28,012
  Citigroup, Inc.
    5.85%                                    12/11/34           60        61,720
  Citigroup, Inc., Senior Unsecured
    Notes
    3.50%                                    02/01/08          100        99,639
  Citigroup, Inc., Subordinated Notes
    6.00%                                    10/31/33           20        20,677
  Conoco Global Funding Co., Senior
    Unsecured Notes
    6.35%                                    10/15/11          100       111,474
  Credit Suisse First Boston USA
    5.75%                                    04/15/07           15        15,722
  Devon Financing Corp., Senior
    Unsecured Notes
    6.88%                                    09/30/11           65        73,616
  Encana Holdings Finance Corp.,
    Senior Unsecured Notes
    5.80%                                    05/01/14           50        53,125
  Ford Motor Credit Co., Senior Notes
    5.80%                                    01/12/09          125       127,768
  General Electric Capital Corp., Senior
    Unsecured Notes
    6.75%                                    03/15/32           90       105,340
  General Electric Capital Corp.,
    Unsecured Notes
    3.60%                                    10/15/08           95        93,963

                                                                               3

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
         BOND ALLOCATION TARGET SHARES - SERIES C PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        PAR/SHARES
                                             MATURITY     (000)         VALUE
                                             --------   ----------   -----------
CORPORATE BONDS (Continued)
Finance (Continued)
  General Motors Acceptance Corp.,
    Senior Unsecured Notes
    6.88%                                    09/15/11   $      100   $   102,301
    7.00%                                    02/01/12           90        92,731
    6.75%                                    12/01/14           25        25,034
  Golden West Financial Corp., Senior
    Unsecured Notes
    4.12%                                    08/15/07           50        50,746
  The Goldman Sachs Group, Inc.,
    Senior Notes
    6.12%                                    02/15/33           55        57,138
  Household Finance Corp.
    4.62%                                    01/15/08          230       235,504
    6.38%                                    11/27/12          100       110,699
  John Hancock
    5.62%                                    12/01/08           25        26,552
  Lehman Brothers Holdings, Inc.,
    Senior Unsecured Notes
    7.00%                                    02/01/08           30        32,779
  Metropolitan Life Global Funding I,
    Unsecured Notes
    2.60%                                    06/19/08           50        48,061
  Morgan Stanley, Senior Unsecured
    Notes
    3.88%                                    01/15/09          175       174,027
  Nationwide Building Society,
    Unsecured Notes
    2.62%                                    01/30/07          100        98,180
  NiSource Finance Corp., Unsecured
    Notes
    2.92%(c)                                 11/23/09           25        24,992
  Northern Trust Co.
    4.60%                                    02/01/13           25        24,599
  Rio Tinto Finance
    2.62%                                    09/30/08           50        47,941
  Royal Bank of Scotland
    7.38%                                    04/29/49          150       156,789
  SLM Corp.
    5.62%                                    08/01/33           20        19,784
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%                                    01/22/08           50        50,310
  Western & Southern Financial Group,
    Inc., Senior Notes
    5.75%                                    07/15/33           30        29,545
                                                                     ===========
                                                                       2,423,406
                                                                     -----------
Food & Agriculture - 2.2%
  General Mills, Inc., Senior Unsecured
    Notes
    6.00%                                    02/15/12           60        64,951
  Kellogg Co.
    7.45%                                    04/01/31           40        50,367
  Kraft Foods, Inc., Senior Unsecured
    Notes
    5.62%                                    11/01/11           15        15,884
  Sysco International Corp.
    6.10%                                    06/01/12           25        27,411
  Unilever Capital Corp.
    5.90%                                    11/15/32           60        63,450
                                                                     ===========
                                                                         222,063
                                                                     -----------

                                                        PAR/SHARES
                                             MATURITY     (000)         VALUE
                                             --------   ----------   -----------
CORPORATE BONDS (Continued)
Insurance - 1.8%
  American General Corp., Senior
    Unsecured Notes
    7.50%                                    08/11/10   $       80   $    92,014
  Nisource Finance Corp.
    5.40%                                    07/15/14           25        25,617
  Wellpoint, Inc., Unsecured Notes
    5.95%                                    12/15/34           60        60,584
                                                                     ===========
                                                                         178,215
                                                                     -----------
Manufacturing - 2.0%
  Honeywell International
    5.12%                                    11/01/06          190       195,680
                                                                     -----------
Metal & Mining - 0.3%
  Alcan, Inc., Unsecured Notes
    6.12%                                    12/15/33           25        26,460
                                                                     -----------
Motor Vehicles - 0.4%
  DaimlerChrysler N.A. Holding Corp.,
    Unsecured Notes
    4.75%                                    01/15/08           35        35,747
                                                                     -----------
Oil & Gas - 3.1%
  Amerada Hess Corp., Senior
    Unsecured Notes
    7.12%                                    03/15/33           25        27,429
  Apache Corp.
    6.25%                                    04/15/12           50        55,939
  Consolidated Natural Gas
    6.85%                                    04/15/11           50        56,427
  Enterprise Products
    6.65%(b)                                 10/15/34           30        31,028
  Occidental Petroleum Corp., Senior
    Notes
    8.45%                                    02/15/29           25        33,866
  Pioneer Natural Resource, Senior
    Notes
    5.88%                                    07/15/16           25        26,118
  Suncor Energy, Inc.
    5.95%                                    12/01/34           25        25,610
  XTO Energy Inc.
    5.00%(b)                                 01/31/15           50        49,687
                                                                     ===========
                                                                         306,104
                                                                     -----------
Paper & Forest Products - 0.5%
  Weyerhaeuser Co.
    6.12%                                    03/15/07           44        46,328
                                                                     -----------
Pharmaceuticals - 1.6%
  Bristol-Myers Squibb Co., Senior
    Unsecured Notes
    5.75%                                    10/01/11           25        26,774
  Merck & Co., Inc., Senior Unsecured
    Notes
    4.38%                                    02/15/13          125       121,983
  Wyeth, Unsecured Notes
    6.50%                                    02/01/34           25        26,540
                                                                     ===========
                                                                         175,297
                                                                     -----------
Publishing & Printing - 0.6%
  News America, Inc., Debentures
    7.28%                                    06/30/28           50        57,141
                                                                     -----------

4

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
         BOND ALLOCATION TARGET SHARES - SERIES C PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        PAR/SHARES
                                             MATURITY     (000)         VALUE
                                             --------   ----------   -----------
CORPORATE BONDS (Continued)
Railroad & Shipping - 0.6%
  Canadian National Railways
    6.38%                                    10/15/11   $       50    $   55,534
                                                                     -----------
Real Estate - 1.3%
  CarrAmerica Realty, Corp., Senior
    Unsecured Notes
    5.12%                                    09/01/11           25        25,228
  EOP Operating LP, Senior Unsecured
    Notes
    7.00%                                    07/15/11           15        16,916
  EOP Operating LP, Unsecured Notes
    4.65%                                    10/01/10           60        60,245
  The Rouse Co., Unsecured Notes
    5.38%                                    11/26/13           25        23,984
                                                                     ===========
                                                                         126,373
                                                                     -----------
Retail Merchandising - 2.4%
  Federated Department Stores, Inc.,
    Senior Unsecured Notes
    6.62%                                    09/01/08           50        54,432
  Fred Meyer, Inc.
    7.45%                                    03/01/08           70        77,177
  Wal-Mart Stores, Inc., Unsecured
    Notes
    4.12%                                    02/15/11          110       110,395
                                                                     ===========
                                                                         242,004
                                                                     -----------
Telecommunications - 8.4%
  BellSouth Corp., Senior Unsecured
    Notes
    5.20%                                    09/15/14           50        50,961
  Comcast Cable
    6.75%                                    01/30/11           90       101,068
  France Telecom, Senior Unsecured
    Notes
    9.25%                                    03/01/31           20        27,112
  SBC Communications, Inc.,
    Unsecured Notes
    6.45%                                    06/15/34           60        64,342
  Sprint Cap Corp.
    6.88%                                    11/15/28           35        38,318
  TCI Communications, Inc., Senior
    Debentures
    7.88%                                    02/15/26           50        61,401
  Verizon Pennsylvania, Inc.,
    Debentures
    5.65%                                    11/15/11          320       339,180
  Vodafone Group PLC, Senior
    Unsecured Notes
    7.75%                                    02/15/10          150       174,069
                                                                     ===========
                                                                         856,451
                                                                     -----------
Yankee - 6.0%
  British Telecommunications Group
    PLC, Senior Unsecured Notes
    8.62%                                    12/15/30           30        40,171
  Eksportfinans ASA, Unsecured Notes
    4.38%                                    07/15/09          100       101,893
  Province of Quebec, Unsecured
    Notes
    5.00%                                    07/17/09          100       104,457
  Telefonica Europe BV, Senior
    Unsecured Notes
    7.75%                                    09/15/10           60        70,361

                                                        PAR/SHARES
                                             MATURITY     (000)         VALUE
                                             --------   ----------   -----------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Tyco International Group SA, Senior
    Unsecured Notes
    6.12%                                    01/15/09   $      100   $   107,904
  United Mexican States, Senior
    Unsecured Notes
    8.00%                                    09/24/22          150       173,025
                                                                     ===========
                                                                         597,811
                                                                     -----------
TOTAL CORPORATE BONDS
  (Cost $7,834,736)                                                    7,861,719
                                                                     -----------
TAXABLE MUNICIPAL BONDS - 1.2%
  Illinois State Pension Funding
    General Obligation Bonds, Series 03
    5.10%
  (Cost $118,807)                            06/01/33          125       120,070
                                                                     -----------
SHORT TERM INVESTMENTS - 19.5%
  Federal Home Loan Bank, Discount
    Notes
    1.00%                                    01/03/05        1,500     1,500,000
  Galileo Money Market Fund                                    461       460,916
                                                                     ===========
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,960,916)                                                    1,960,916
                                                                     -----------

TOTAL INVESTMENTS IN
SECURITIES -  99.1%
  (Cost $9,914,459(a))          9,942,705
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.9%               91,074
                             ------------
NET ASSETS - 100.0%          $ 10,033,779
                             ============

(a)  Cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                               $  55,357
      Gross unrealized depreciation                                 (27,111)
                                                                  ---------
                                                                  $  28,246
                                                                  =========

(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2004, the Portfolio held 1.0% of its net assets, with a current market value of
     $97,242 in securities restricted as to resale.
(c)  Rates shown are the rates as of December 31, 2004.

                                                                               5

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
               BOND ALLOCATION TARGET SHARES - SERIES M PORTFOLIO

AS OF DECEMBER 31, 2004(UNAUDITED)

                                                        PAR/SHARES
                                             MATURITY      (000)        VALUE
                                             --------   -----------  -----------
MORTGAGE PASS-THROUGHS - 40.5%
  Federal National Mortgage
    Association
    5.00%                                    08/01/19     $    959   $   974,901
    6.50%                                    01/13/35        1,000     1,048,438
                                                                     ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $2,022,362)                                                    2,023,339
                                                                     -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 37.6%
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C2, Class A2
    7.46%                                    08/16/33          430       493,976
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C3, Class A2
    6.96%                                    09/15/35          400       452,161
  Lehman Brothers - UBS Commercial
    Mortgage Trust, Series 00-C4,
    Class A2
    7.37%                                    08/15/26          500       571,458
  Salomon Brothers Mortgage
    Securities VII, Series 00-C3, Class
    A2
    6.59%                                    12/18/33          170       187,877
  Salomon Brothers Mortgage
    Securities VII, Series 02-C2, Class
    A3
    6.50%                                    10/13/11          156       173,793
                                                                     ===========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $1,878,327)                                                    1,879,265
                                                                     -----------
ASSET BACKED SECURITIES - 20.3%
  Citibank Credit Card Issuance Trust,
    Series 02, Class A1
    4.95%                                    02/09/09          200       206,120
  Daimler Chrysler Auto Trust Series
    02, Class C4
    3.09%                                    01/08/08          200       199,740
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A4
    2.70%                                    12/17/07          200       198,389
  Standard Credit Card Master Trust I,
    Series 94-2, Class A
    7.25%                                    04/07/08          200       209,920
  USAA Auto Owner Trust, Series 04-2,
    Class A3
    3.03%                                    06/16/08          200       198,620
                                                                     ===========
TOTAL ASSET BACKED SECURITIES
  (Cost $1,019,392)                                                    1,012,789
                                                                     -----------
SHORT TERM INVESTMENTS - 22.4%
  Federal Home Loan Bank, Discount
    Notes
    1.00%                                    01/03/05          900       900,000
  Galileo Money Market Fund                                    225       225,036
                                                                     ===========
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,125,036)                                                    1,125,036
                                                                     -----------
                                 VALUE
                             ------------
TOTAL INVESTMENTS IN
SECURITIES - 120.8%
  (Cost $6,045,117(a))       $  6,040,429
LIABILITIES IN EXCESS OF
OTHER
  ASSETS - (20.8)%
  (including $1,051,229 of
investment
  purchase payable)            (1,040,558)
                             ------------
NET ASSETS - 100.0%          $  4,999,871
                             ============

(a)  Cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                               $   5,219
      Gross unrealized depreciation                                  (9,907)
                                                                  ---------
                                                                  $  (4,688)
                                                                  =========

6

                                 BLACKROCK FUNDS

KEY TO INVESTMENT ABBREVIATIONS

ARM     Adjustable Rate Mortgage
LLC     Limited-Liability Company
LP      Limited Partnership
PLC     Project Loan Certificate

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock Bond Allocation Target Shares

By (Signature and Title)*	/s/ Laurence D. Fink
Laurence D. Fink, President and Principal Executive Officer

Date March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Laurence D. Fink
Laurence D. Fink, President and Principal Executive Officer

Date March 1, 2005

By (Signature and Title)*	/s/ Paul L. Audet
Paul L. Audet, Treasurer and Principal Financial Officer

Date March 1, 2005

*	Print the name and title of each signing officer under his or her signature.